RETIREMENT BENEFITS - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		$ 200,200	$ 193,946
Change in deferred taxes, net		(240)	23	$ 119
Change, net of tax	[1]	(1,012)	55	552
End of year balance, net of tax		202,672	200,200	193,946
Benefit plans
Change in accumulated other comprehensive income (loss)
Beginning of year balance, net of tax		(6,864)	(6,809)	(6,257)
Actuarial assumptions changes and plan experience		963	(1,464)	(2,300)
Net asset gain (loss) due to difference between actual and expected returns		(148)	1,076	1,427
Net amortization		280	318	274
Prior service credit (cost)		(7)	108	(7)
Curtailment/settlement gain		11	(8)	1
Foreign exchange impact and other		153	(108)	(66)
Change in deferred taxes, net		(240)	23	119
Change, net of tax		(1,012)	55	552
End of year balance, net of tax		$ (5,852)	$ (6,864)	$ (6,809)

[1]	See Note 8.